Trade and Other Receivables	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Trade and Other Receivables [Abstract]
Trade and other receivables

Note 15. Trade and other receivables

	Consolidated
	December 2024	June 2024
	$	$
Current assets
GST	41,771	31,440
Other debtors – research and development tax refund receivable	263,236	143,314
Accounts receivables	—	8,251
	305,007	183,005

Note 16. Trade and other receivables

	Consolidated
	30 June 2024	30 June 2023
	$	$
Current assets
Accounts receivable – Convertible notes	—	73,954
GST	31,441	—
Other debtors – research and development tax refund receivable	143,313	263,057
Accounts receivable	8,251	8,280
	183,005	345,291

The consolidated entity has no expected credit losses to trade receivables in 2024 or 2023. All receivables are current as at 30 June 2024 and 30 June 2023.

Due to their short term nature, the directors consider that the carrying value of trade and other receivables approximates their fair value.